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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      SUPPLEMENT DATED DECEMBER 31, 2012
                   TO THE PROSPECTUSES DATED APRIL 30, 2012,
         AND APRIL 30, 2012, AS REVISED AND REPRINTED AUGUST 20, 2012

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses for the following variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"):

    . Series VA (offered on and after October 7, 2011) - prospectus dated April 30, 2012, as revised and reprinted August 20, 2012

    . Series VA-4 (offered on and after October 7, 2011) - prospectus dated April 30, 2012, as revised and reprinted August 20, 2012

    . Series S (offered on and after October 7, 2011) and Series S-L Share Option (offered on and after October 7, 2011) - prospectus dated April 30, 2012, as revised and reprinted August 20, 2012

    . Series O - prospectus dated April 30, 2012, as revised and reprinted August 20, 2012

    .  PrimElite IV - prospectus dated April 30, 2012

    .  MetLife Simple Solutions - prospectus dated April 30, 2012

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at the toll-free number listed below to request a free copy.

SOUTH DAKOTA - NURSING HOME OR HOSPITAL CONFINEMENT RIDER NO LONGER AVAILABLE

For contracts issued in South Dakota based on applications and necessary information that we receive in Good Order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on December 31, 2012, the Nursing Home or Hospital Confinement Rider will not be available. (For a description of the rider, see "Expenses - Reduction or Elimination of the Withdrawal Charge - Nursing Home or Hospital Confinement Rider" in the prospectus.)

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
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
MetLife Investors Distribution Company     Telephone: (800) 343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614 Telephone: (888) 556-5412 (PrimElite IV only)
                                           Telephone: (800) 709-2811 (Series O only)
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